CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit (loss) for the year	$ 103,367	$ 129,482	$ (41,100)
Adjustments for:
Share of losses of joint ventures	5	31	945
(Gain) Loss on ship sales	(84)	1,115	788
Loss on disposal of business	0	26	0
Gain on disposal of plant and equipment, furniture and fittings and motor vehicles	(36)	(14)	0
Gain on disposal of right-of-use assets	0	(104)	0
Depreciation and amortisation	67,275	61,953	51,549
(Reversal of) impairment loss recognised on ships	(1,707)	(3,557)	16,282
Impairment loss recognised (reversed) on right-of-use assets	985	(1,046)	0
Impairment loss recognised on goodwill and intangibles	0	965	0
Impairment loss (reversed) recognised on financial assets	(45)	681	1,823
Impairment loss recognised on net disposal group	0	2,551	576
Impairment loss recognised on plant and equipment	0	1	138
Provision for onerous contracts (reversed) recognised	(427)	939	(325)
Recognition of share-based payments expenses	8,134	3,330	1,847
Net foreign exchange gain	(171)	(744)	(5,157)
Interest expense	17,133	12,947	16,938
Interest income	(2,228)	(236)	(565)
Income tax expense (benefit)	757	(2,831)	723
Components of defined benefit costs recognised in profit or loss	159	177	152
Operating cash flows before movements in working capital and ships	193,117	205,666	44,614
Inventories	(1,371)	(5,089)	4,019
Trade receivables, other receivables and prepayments	(5,556)	(5,361)	5,594
Contract assets	2,373	(2,786)	2,943
Trade and other payables	(5,515)	6,729	(4,085)
Contract liabilities	(4,072)	3,347	1,014
Due to related parties	49	233	0
Due from related parties	0	0	(398)
Operating cash flows before movement in ships	179,025	202,739	53,701
Capital expenditure on ships	(9,306)	(33,455)	(9,021)
Proceeds from ship sales	29,509	47,819	40,366
Net cash generated from operations	199,228	217,103	85,046
Interest paid	(14,553)	(11,623)	(14,950)
Interest received	1,786	236	725
Income tax paid	(432)	(864)	(437)
Net cash flows generated from operating activities	186,029	204,852	70,384
Investing activities
Repayment to related parties	0	0	(2,060)
Repayment of loans and amount due from joint venture	39	788	5,127
Purchase of plant and equipment	(113)	(49)	(67)
Purchase of intangible assets	(126)	(6)	(352)
Proceeds from disposal of plant and equipment	298	21	0
Proceeds from disposal of businesses	0	68	0
Dividends and distributions received from a joint venture	0	184	3,106
Cash transferred in from disposal group (Note 38)	0	60	0
Payment for acquisition of subsidiary, net of cash acquired (Note 39)	0	0	(28,313)
Net cash generated from (used in) investing activities	98	1,066	(22,559)
Financing activities (Note A)
Long-term interest bearing debt raised	0	48,031	60,718
Payment of principal portion of long-term interest-bearing debt	(49,850)	(82,110)	(74,908)
Principal repayments on lease liabilities	(56,930)	(36,040)	(27,948)
Acquisition of non-controlling interest (Note 39)	0	(46,634)	0
Acquisition of treasury shares	0	(11,876)	0
Dividends paid	(135,877)	(13,546)	0
Restricted cash	(485)	3,099	155
Net cash flows used in financing activities	(243,142)	(139,076)	(41,983)
Net (decrease) increase in cash and cash equivalents	(57,015)	66,842	5,842
Cash and cash equivalents at the beginning of the year (Note 6)	104,243	37,942	32,527
Effect of exchange rate changes on the balance of cash held in foreign currencies	(667)	(541)	(427)
Cash and cash equivalents at the end of the period (Note 6)	$ 46,561	$ 104,243	$ 37,942